UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08025

                            Global Income Fund, Inc.

               (Exact name of registrant as specified in charter)

        11 Hanover Square, 12th Floor
                 New York, NY                                    10005
     (Address of principal executive offices)                  (Zip code)

                          Thomas B. Winmill, President
                            Global Income Fund, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

Item 1. Schedule of Investments

                            GLOBAL INCOME FUND, INC.
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 SEPTEMBER 30, 2007
                                   (UNAUDITED)

 Principal Amount (a)  DEBT SECURITIES (93.00%)                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                       AUSTRALIA (10.58%)
  1,500,000    AUD     Commonwealth Bank of Australia, 6.75% Senior Government Guaranteed Notes, due 12/01/07  $ 1,326,698
  1,000,000            National Australia Bank, 8.60% Subordinated Notes, due 05/19/10                           1,096,223
    300,000            Principal Financial Group, 144A, 8.20% Senior Notes, due 08/15/09 (b)                       316,770
    500,000    AUD     Telstra Corp. Ltd., 6.25% Senior Notes due 4/15/15                                          408,821
    500,000    AUD     Telstra Corp. Ltd., 7.25% Senior Notes due 11/15/12                                         436,790
                                                                                                                   -------
                                                                                                                 3,585,302
                                                                                                                 ---------
                       AUSTRIA (4.33%)
  1,000,000    EUR     Republic of Austria, 5.25% Euro Medium Term Notes, due 01/04/11                           1,466,984
                                                                                                                 ---------
                       CANADA (11.54%)
  1,300,000    AUD     Government of Quebec, 6.00% Senior Unsubordinated Notes, due 02/18/09                     1,134,849
  1,000,000    CAD     HSBC Financial Corp. Ltd., 4.00% Medium Term Notes, due 5/03/10                             979,773
    500,000    CAD     Molson Coors Cap, 5.00% Guaranteed Notes, due 9/22/15                                       479,732
  1,350,000    AUD     Province of Ontario, 5.50% Euro Medium Term Notes, due 07/13/12                           1,126,872
    200,000    CAD     Strategic Resource Acquisition Corp., 10% Notes, due 5/30/12                                191,205
                                                                                                                   -------
                                                                                                                 3,912,431
                                                                                                                 ---------
                       CYPRUS (2.08%)
    500,000    EUR     Republic of Cyprus, 4.375% Euro Medium Term Notes,  due 07/15/14                            704,338
                                                                                                                   -------
                       FRANCE (8.40%)
  1,000,000    EUR     Elf Aquitaine, 4.50% Senior Unsubordinated Notes, due  03/23/09                           1,420,883
  1,000,000    EUR     Societe Nationale des Chemins de Fer Francais,
                       4.625% Euro Medium Term Notes, due 10/25/09                                               1,426,924
                                                                                                                 ---------
                                                                                                                 2,847,807
                                                                                                                 ---------
                       GERMANY (5.91%)
    500,000    GBP     Dresdner Bank Aktiengesellschaft, 7.75% Subordinated Bonds, due 12/07/07                  1,021,012
    500,000    GBP     RWE Finance B.V., 4.625% Notes, due 08/17/10                                                983,275
                                                                                                                   -------
                                                                                                                 2,004,287
                                                                                                                 ---------
                       HUNGARY (2.07%)
    500,000    EUR     Republic of Hungary, 4.00% Bonds, due 09/27/10                                              702,010
                                                                                                                   -------
                       JAPAN (4.19%)
  1,000,000    EUR     Toyota Motor Credit Corp., 4.125% Euro Medium Term Notes, due 01/15/08                    1,419,064
                                                                                                                 ---------
                       KOREA (1.48%)
    500,000            Korea Development Bank, 5.75% Notes, due 09/10/13                                           502,670
                                                                                                                   -------
                       MEXICO (2.95%)
  1,000,000            United Mexican States, 5.625% Notes, due 01/15/17                                           999,500
                                                                                                                   -------
                       NETHERLANDS (18.74%)
  1,000,000    EUR     Aegon N.V., 4.625% Euro Medium Term Notes, due 04/16/08                                   1,420,293
    500,000    EUR     Heineken N.V., 4.375% Notes, due 02/04/10                                                   708,208
  1,000,000    EUR     ING Bank N.V., 5.50% Euro Medim Term Notes, due 01/04/12                                  1,443,092
  1,000,000    EUR     Nederlandse Waterschapsbank, 4.00% Notes, due 02/11/09                                    1,411,623
  1,000,000    EUR     Rabobank Nederland, 3.125% Senior Notes, due 7/19/10                                      1,368,982
                                                                                                                 ---------
                                                                                                                 6,352,198
                                                                                                                 ---------
                       SWEDEN (4.24%)
  1,000,000    EUR     Kingdom of Sweden, 5.00% Eurobonds, due 01/28/09                                          1,436,132
                                                                                                                 ---------
                       UNITIED KINGDOM (11.52%)
  1,000,000            National Westminster Bank, 7.375% Subordinated Notes, due 10/01/09                        1,053,919
  1,000,000    EUR     Tesco PLC, 4.75% Euro Medium Term Notes, due 04/13/10                                     1,429,407
  1,000,000    EUR     Vodafone Group Plc, 4.625% Euro Medium Term Notes, due 01/31/08                           1,420,464
                                                                                                                 ---------
                                                                                                                 3,903,790
                                                                                                                 ---------
                       UNITED STATES (1.42%)
    500,000            CIT RV Trust 1998-A B , 6.29% Subordinated Bonds, due 01/15/17                              482,739
                                                                                                                   -------
                       SUPRANATIONAL/OTHER (3.55%)
  1,200,000            The International Bank for Reconstruction & Development, 5.05% Notes, due 05/29/08        1,203,360
                                                                                                                 ---------

                          Total Debt Securities (cost: $29,124,492)                                             31,522,612
                                                                                                                ----------
     Shares            CLOSED END FUNDS (2.37%)

                       UNITED STATES (2.37%)

     36,900            Hyperion Strategic Mortgage Income Fund, Inc.                                               402,579
     22,384            Western Asset Emerging Markets Debt Fund, Inc.                                              399,331
                                                                                                                   -------

                          Total Closed End Funds (cost: $793,613)                                                  801,910
                                                                                                                   -------

        Shares         PREFERRED STOCKS (2.15%)

                       UNITED STATES (2.15%)

        4,000          BAC Capital Trust II, 7.00%                                                                  99,280
        25,000         Corporate-Backed Trust Certificates, 8.20% (Motorola)                                       631,000
                                                                                                                   -------

                          Total Preferred Stocks (cost:  $725,000)                                                 730,280
                                                                                                                   -------

        Units          UNIT INVESTMENT TRUST (1.03%)

                       CANADA (1.03%)

        45,000         PRT Forest Regeneration Income Fund (cost: $365,893)                                        347,400
                                                                                                                   -------


                       Total Investments (cost: $31,008,998) (98.55%)                                           33,402,202

                       Other assets less liabilities (1.45%)                                                       490,788
                                                                                                                   -------
                       Net Assets (100.00%)                                                                   $ 33,892,990
                                                                                                              ============
                       (a) The principal amount is stated in U.S. dollars unless otherwise indicated.
                       (b) These securities are exempt from registration uner Rule 144A of the Securities
                           Act of 1933, as amended, or otherwise restricted.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2007, these securities are considered liquid.  Restricted securities held by the Fund are as follows:

                                                                                                                          VALUE
                                           ACQUISITION           ACQUISITION            PRINCIPAL                        AS % OF
SECURITY                                      DATE                  COST                 AMOUNT           VALUE         NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Principal Financial Group, 144A, 8.20%
Senior Notes, due 8/15/09                    9/16/03              $358,530              $300,000        $316,770          0.9%


NOTE TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED):

SECURITY VALUATION
Securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Such securities that are not traded on a particular day, securities traded in the over-the-counter market that are not on NASDAQ, and foreign securities are valued at the mean between the current bid and asked prices. Certain of the securities in which the Fund invests are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities. Bonds may be valued according to prices quoted by a dealer in bonds that offers pricing services. If market quotations are not available or deemed reliable, then such securities are valued as determined in good faith under the direction of and pursuant to procedures established by the Fund's Board of Directors. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts.

SECURITY TRANSACTIONS
The cost of investments for federal income tax purposes is $31,008,998 and net unrealized appreciation is $2,393,204 comprised of aggregate gross unrealized appreciation and depreciation of $2,474,663 and $81,459, respectively.

AFFILIATED ISSUER
The term affiliate, as defined under the Act, includes companies in which there is a direct or indirect (a) ownership of, control of or, voting power over 5% or more of the outstanding voting shares or (b) control of, or common control under, another company or persons. Midas Management Corporation and Investor Service Center, Inc. act as the investment manager and distributor, respectively, of Midas Dollar Reserves, Inc. and are affiliates of the Fund's Investment Manager, CEF Advisers, Inc. Transactions with affiliates for the nine months ended September 30, 2007 were as follows:

                                              NUMBER OF SHARES HELD
                              ----------------------------------------------------------        VALUE                     REALIZED
                              DECEMBER 31,      GROSS         GROSS        SEPTEMBER 30,     SEPTEMBER 30,    DIVIDEND     GAINS/
NAME OF ISSUER                   2006         ADDITIONS     REDUCTIONS        2007              2007           INCOME     (LOSSES)
----------------------------------------------------------------------------------------------------------------------------------
Midas Dollar Reserves, Inc.           -       2,330,005     2,330,005                 -      $      -        $ 21,864    $     -

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GLOBAL INCOME FUND, INC.

By:/s/ Thomas B. Winmill
   ----------------------
   Thomas B. Winmill, President

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Thomas B. Winmill
   ----------------------
   Thomas B. Winmill, President

Date: November 28, 2007

By:/s/ Thomas O'Malley
   ----------------------------------------
   Thomas O'Malley, Chief Financial Officer

Date: November 28, 2007

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

EX-99 .CERT

CERTIFICATIONS

I, Thomas B. Winmill, certify that:

1.   I have reviewed this report on Form N-Q of Global Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: November 28, 2007         /s/ Thomas B. Winmill
                                ----------------------------
                                Thomas B. Winmill, President

I, Thomas O'Malley, certify that:

1.   I have reviewed this report on Form N-Q of Global Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: November 28, 2007         /s/ Thomas O'Malley
                                ----------------------------------------
                                Thomas O'Malley, Chief Financial Officer